Revenues	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Revenues
2022 2021
$ $
Revenue from contracts with customers by product

line:
High purity metallurgical grade silicon & solar grade silicon from quartz
(PUREVAP™) 6,272,697 6,138,111
Aluminium and zinc dross recovery (DROSRITE™) 1,912,807 7,940,771
Development and support related to systems supplied to the

U.S. Navy
1,288,356 7,522,809
Torch

-related sales
5,558,210 2,084,511
Biogas upgrading and pollution controls 3,347,443 6,800,090
Other sales and services 633,990 582,058
19,013,503 31,068,350
2022 2021
$ $
Revenue from contracts with customers:
Sales of goods under long-term contracts recognized over

time
13,997,163 25,918,594
Sales of goods at a point of time 1,135,498 1,533,910
Other revenue:

Sale of intellectual properties (i) 3,600,000 3,300,000
Royalties 280,842 315,846
19,013,503 31,068,350
7.

Revenues
Revenues by product line:
The company’s revenues are generated primarily

from the following:
The following is a summary of the Company’s

revenues by revenue recognition method:
See note 32 for sales by geographic area.
(i)

Sale of intellectual properties
During the year, the Company sold

intellectual property to a subsidiary

of a company in

which it holds a

strategic investment
for

a

non-refundable

fee

of

$
3,600,000
.

Under

the

terms

of

the

sale

agreement,

control

of

the

intellectual

property

was
transferred

to

the

purchaser

and

the

Company

has

no

obligation

to

undertake

activities

that

will

significantly

affect

the
intellectual property.
In June 2021, the Company

sold intellectual property to

a subsidiary of a company

in which it holds a strategic

investment
for

a

non-refundable

fee

of

$
3,300,000
.

Under

the

terms

of

the

sale

agreement,

control

of

the

intellectual

property

was
transferred

to

the

purchaser

and

the

Company

has

no

obligation

to

undertake

activities

that

will

significantly

affect

the
intellectual property.

The terms of the agreement also include additional

variable consideration that can be received based
on the

greater of
10
% of

sales made

by the

purchaser,

and royalties

of $
50,000

in 2023,

$
100,000

in 2024,

$
150,000

in
2025, and $ 200,000

in 2026 and every year thereafter.
Transaction price

allocated to remaining performance obligations
As

at

December 31,

2022,

revenue

expected

to

be

recognized

in

the

future

related

to

performance

obligations

that

are
unsatisfied (or partially satisfied) at the reporting

date is $
26,741,550

(2021 - $
34,258,148 , excluding a contract which was
terminated in the fall

of 2022). Revenue will

be recognized as the

Company satisfies its performance obligations

under long-
term contracts, which is expected to occur over the

next
3

years.